Organization and Basis of Presentation	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Basis of Presentation
1.	Organization and Basis of Presentation
Viracta Therapeutics, Inc. (Viracta or the Company), is a clinical-stage biopharmaceutical company based in San Diego, California. Viracta is a precision oncology company, focused on the development of new medicines targeting virus-associated malignancies. The Company is currently in the Phase 2 portion of a Phase 1b/2a clinical trial, testing Viracta’s product candidate as a potential therapy for the treatment of relapsed/refractory Epstein-Barr virus-positive (EBV
+
) lymphoma.
The Company was originally incorporated in 2007, under the name HemaGenix, Inc. Later that same year, the name of the Company was changed to HemaQuest Pharmaceuticals, Inc. The Company operated under the HemaQuest name until 2014, when the board of directors and stockholders of HemaQuest authorized and executed a recapitalization plan of all outstanding equity and the Company was renamed Viracta Therapeutics, Inc.
As of December 31, 2020, the Company has devoted substantially all of its efforts to product development and has not realized product sales revenues from its planned principal operations. The Company has a limited operating history, and the sales and income potential of the Company’s business and market are unproven. The Company has experienced net losses since its inception and, as of December 31, 2020, had an accumulated deficit of $
50.9 million. The Company expects to continue to incur net losses for at least the next several years. A successful transition to attaining profitable operations is dependent upon achieving a level of revenues adequate to support the Company’s cost structure. If the Company is unable to generate revenues adequate to support its cost structure, the Company will need to raise additional equity through the issuance of its common stock, through other equity or debt financings or through collaborations or partnerships with other companies. As of December 31, 2020, the Company had cash and cash equivalents of $47.1 million and working capital of $40.9 million. In July 2020, the Company obtained a $5.0 million term loan and in November 2020, the Company completed a $40.0 million Series E Preferred Stock equity financing. Based on the Company’s current financial position and business plan, management believes that its existing cash and cash equivalents will be sufficient to fund the Company’s obligations for at least twelve months from the issuance date of these financial statements.
The
COVID-19
pandemic has caused significant business disruption around the globe. The extent of the impact of
COVID-19
on the Company’s operational and financial performance will depend on certain developments, including the duration and spread of the pandemic and the impact on the Company’s clinical trial, employees, and vendors. At this point, the degree to which
COVID-19
may impact the Company’s financial condition or results of operations is uncertain. A prolonged pandemic could have a material and adverse impact on financial results and business operations of the Company, including the timing and ability of the Company to complete certain clinical trials and other efforts required to advance the development of its product candidates and raise additional capital. While the Company has not been required to pause enrollment in its current study, delays could still occur and also affect the commencement and operation of future trials.
Merger Transaction
On November 29, 2020, the Company entered into an agreement and plan of merger and reorganization (the Merger Agreement) with Sunesis Pharmaceuticals, Inc. (Sunesis) and Sol Merger Sub, Inc. (Merger Sub). Merger Sub will be merged into Viracta with the Company surviving the merger as a wholly owned subsidiary of Sunesis. The transaction will be accounted for as a reverse merger, with the Company being treated as the acquirer for accounting purposes. Pursuant to the Merger Agreement, Sunesis will effect a name change to Viracta Therapeutics, Inc., and will list its securities on the Nasdaq Global Market under the symbol “VIRX”. Following the completion of the merger, the newly combined company will be led by Ivor Royston, M.D., who will serve as the President and CEO. Under the terms of the Merger Agreement, the Company will merge with a wholly owned subsidiary of Sunesis, and stockholders of Viracta will receive shares of newly issued Sunesis common stock. On February 24, 2021, the merger closed, and with the Company’s pre-merger
stockholders (including the investors in the private placement described below) owning approximately
86% and the
pre-merger
Sunesis stockholders owning approximately 14% of the combined company on a fully diluted basis. Concurrent with the execution of the Merger Agreement, the Company entered into an agreement for the sale of common stock in a private placement which resulted in gross proceeds of approximately $65.0 million. In connection with the closing of the merger and the concurrent private placement of common stock, the holders of the Company’s preferred stock waived their right to exchange their shares into any class of the Company’s stock other than common stock.